Property and Equipment	6 Months Ended
Jul. 31, 2023
Property and Equipment
Property and Equipment

Note 8 – Property and Equipment

	July 31,	January 31,
	2023	2023
Cost
Computer equipment and software	47,913	44,304
Furniture and fixtures	1,553	1,533
Leasehold improvements	1,077	1,076
Equipment installed with customers	2,074	1,936
Assets under construction	626	358
	53,243	49,207
Accumulated depreciation
Computer equipment and software	36,908	34,275
Furniture and fixtures	1,343	1,283
Leasehold improvements	726	660
Equipment installed with customers	1,663	1,555
	40,640	37,773
Net	12,603	11,434